Schedule of Income before Income Tax, Domestic and Foreign (Details)	12 Months Ended
Feb. 28, 2017 CAD
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 1	CAD (3,103,321)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 2	(3,919,581)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 3	(3,834,724)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 4	(926,111)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 5	2,179,643
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 6	3,373,649
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 7	(4,029,432)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 8	(1,739,938)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 9	461,075
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 10	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 11	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 12	(16,528)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 13	(4,029,432)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 14	(1,739,938)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 15	444,547
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 16	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 17	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 18	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 19	2,480,257
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 20	(436,654)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 21	108,965
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 22	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 23	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 24	0
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 25	2,480,257
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 26	(436,654)
Income Tax Schedule Of Income Before Income Tax, Domestic And Foreign 27	CAD 108,965